Stock-based Compensation (Schedule of Option and Warrant Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Options and Warrants Outstanding
Outstanding	43,396,863	20,440,551	20,442,170
Expired	(448,094)	(252,669)	(302,054)
Forfeited	(506,800)	(1,658,919)	(2,510,201)
Exercised			(455,098)
Outstanding	43,291,969	43,396,863	20,440,551
Weighted Average Exercise Price
Outstanding	$ 0.54	$ 1.1	$ 1.13
Expired	$ 1.05	$ 1.31	$ 18.67
Forfeited	$ 1.41	$ 1.31	$ 0.08
Exercised
Outstanding	$ 0.48	$ 0.54	$ 1.1
Stock Options [Member]
Options and Warrants Outstanding
Granted/Issued		50,000	1,567,900
Exercised			(55,098)
Weighted Average Exercise Price
Granted/Issued		$ 0.37	$ 0.91
Warrant [Member]
Options and Warrants Outstanding
Granted/Issued	850,000	24,817,900	1,697,834
Exercised			(400,000)
Weighted Average Exercise Price
Granted/Issued	$ 0.25	$ 0.33	$ 0.68